EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The earnings per share calculation uses the weighted average number of shares in issue during the year. For the weighted average number of shares outstanding in periods prior to spin-off, the share amount distributed at spin-off net of treasury shares was used. The equity awards granted but not yet vested do not impact the diluted earnings per share, as the effect is anti-dilutive for 2024 due to Sunrise's net loss for the financial year. For the years 2023 and 2022 the number of outstanding shares for both the undiluted and diluted EPS are also identical, as Sunrise did not have any outstanding grants in those years.

	Year ended December 31, 2024
	Class A	Class B
Allocation of net income (loss) attributable to Sunrise share classes (in CHF million)	(352.7)	(13.1)
Weighted average number of shares outstanding	69,619,207	25,977,316
Adjusted weighted average of shares outstanding	69,619,207	25,977,316
Basic and diluted earnings (loss) per share (in CHF)	(5.1)	(0.5)

	Year ended December 31, 2023
	Class A	Class B
Allocation of net income (loss) attributable to Sunrise share classes (in CHF million)	(304.8)	(11.3)
Weighted average number of shares outstanding	69,759,702	25,977,316
Adjusted weighted average of shares outstanding	69,759,702	25,977,316
Basic and diluted earnings (loss) per share (in CHF)	(4.4)	(0.4)

	Year ended December 31, 2022
	Class A	Class B
Allocation of net income (loss) attributable to Sunrise share classes (in CHF million)	77.6	2.9
Weighted average number of shares outstanding	69,759,702	25,977,316
Adjusted weighted average of shares outstanding	69,759,702	25,977,316
Basic and diluted earnings (loss) per share (in CHF)	1.1	0.1

The number of shares outstanding is shown in absolute units below, rather than time-weighted units.

	2024
	Class A	Class B
Shares distributed as of spin date	69,759,702	25,977,316
Less treasury shares	(1,000,000)	-
Shares distributed from treasury shares	99,186	-
Shares Outstanding as of December 31	68,858,888	25,977,316

The table below shows all potential ordinary shares, including those equity awards which are excluded from the calculation of the diluted earnings per share due to their anti-dilutive impact. The PSU plans shown below would not be included due to the performance condition not yet being achieved, however they are displayed below to give a holistic overview of potential dilution in the future. The table below shows absolute units, rather than the 2024 time-weighted units.

2024
PSU plans	421,608
RSU plans	399,399
SAR plans	461,244
Legacy LG RSU plans	1,402,510
Potential ordinary shares of Class A	2,684,761

For LG RSU awards granted before the spin-off, holders of Legacy LG RSU plans will receive Sunrise RSUs at the same ratio per RSU as the distribution of Sunrise Class A common shares to Liberty Global Class A common shareholders during the spin-off. These are referred to as "True-Up Sunrise RSUs" in the F-4 filing.